UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                             FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                      May 2, 2006 to June 1, 2006

        Commission File Number of issuing entity:  333-127352-27

                     Soundview Home Loan Trust 2006-OPT1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-127352

                    Financial Asset Securities Corp.
         (Exact name of depositor as specified in its Charter)

                   Option One Mortgage Corporation
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              06-1442101
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (203) 625-2700

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class I-A-1         [ ]             [ ]             [X]        Not Applicable
Class II-A-1        [ ]             [ ]             [X]        Not Applicable
Class II-A-2        [ ]             [ ]             [X]        Not Applicable
Class II-A-3        [ ]             [ ]             [X]        Not Applicable
Class II-A-4        [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicablec
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


This Form 10-D is being amended to include the June 26, 2006 Monthly Distribution Report, revised to include the corrected Delinquency
Tables. No modifications were made to the cash distributions to the bondholders.


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         Monthly Distribution Date Statement for the period covered herein.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Financial Asset Securities Corp
                                           (Depositor)



                                           /s/: Thomas J. Conway
                                           Name: Thomas J. Conway
                                           Title: Senior Vice President

     Date: October 23, 2006